CONSOLIDATED STATEMENTS OF EQUITY (Unaudited) (USD $)	Common Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	YOU On Demand Shareholders' Equity [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2010	$ 8,810	$ 42,907,048	$ (32,434,324)	$ 246,983	$ 10,728,517	$ 4,684,126	$ 15,412,643
Balance (Shares) at Dec. 31, 2010	8,810,250
Warrants issued for services		24,816			24,816		24,816
Common shares issued for services	3	9,997			10,000		10,000
Common shares issued for services (Shares)	2,667
Stock purchase right		194,321			194,321		194,321
Common shares issued for cash	1,654	10,916,152			10,917,806		10,917,806
Common shares issued for cash (in shares)	1,654,213
Stock warrant issued pursuant to licensed content		676,462			676,462		676,462
Issuance costs related to the issuance of common shares		(822,167)			(822,167)		(822,167)
Contribution from non controlling interest						151,759	151,759
Share adjustment for round lot holders in connection with 75 for 1 reverse split (Shares)	270
Stock option compensation expense, and stock options modification		599,196			599,196		599,196
Net loss			(11,269,901)		(11,269,901)	(1,372,164)	(12,642,065)
Foreign currency translation adjustments				228,692	228,692	150,780	379,472
Unrealized losses on marketable securities				(7,204)	(7,204)		(7,204)
Balance at Dec. 31, 2011	10,467	54,505,825	(43,704,225)	468,471	11,280,538	3,614,501	14,895,039
Balance (Shares) at Dec. 31, 2011	10,467,400
Warrants issued for services		38,604			38,604		38,604
Common shares issued for services	182	571,682			571,864		571,864
Common shares issued for services (Shares)	181,617
Stock purchase right		43,748			43,748		43,748
Exercise of options (in shares)	324
Share adjustment for round lot holders in connection with 75 for 1 reverse split	1	(1)
Share adjustment for round lot holders in connection with 75 for 1 reverse split (Shares)	716
Stock option compensation expense, and stock options modification		766,149			766,149		766,149
Conversion of Series B and Series C preferred shares into common shares	320	726,463			726,783		726,783
Conversion of Series B and Series C preferred shares into common shares (Shares)	320,000
Common shares and options issued for Sinotop acquisition earnout	245	1,308,145			1,308,390		1,308,390
Common shares and options issued for Sinotop acquisition earnout (in shares)	245,274
Common shares and warrants issued for cash in connection with August 2012	646	2,287,895			2,288,541		2,288,541
Common shares and warrants issued for cash in connection with August 2012 (Shares)	646,250
Issuance costs in connection with August 2012 private placement	81	(633,746)			(633,665)		(633,665)
Issuance costs in connection with August 2012 private placement (Shares)	80,813
Common shares issued for cash in connection with December 2012 retail financing	1,800	2,698,200			2,700,000		2,700,000
Common shares issued for cash in connection with December 2012 retail financing (Shares)	1,800,000
Beneficial conversion feature due to modification of Series C preferred stock		581,800			581,800		581,800
Issuance costs in connection with December 2012 retail financing		(506,262)			(506,262)		(506,262)
Deconsolidation of Shandong Media						(497,383)	(497,383)
Reduction of registered capital for Zhong Hai Video						(1,094,778)	(1,094,778)
Net loss			(15,137,439)		(15,137,439)	(2,074,098)	(17,211,537)
Foreign currency translation adjustments				136,161	136,161	104,804	240,965
Balance at Dec. 31, 2012	13,742	62,388,502	(58,841,664)	604,632	4,165,212	53,046	4,218,258
Balance (Shares) at Dec. 31, 2012	13,742,394
Warrants issued for services		108,031			108,031		108,031
Common shares issued for services	29	79,348			79,377		79,377
Common shares issued for services (Shares)	28,390
Stock option compensation expense, and stock options modification		(163,683)			(163,683)		(163,683)
Conversion of Series B and Series C preferred shares into common shares	1,049	3,222,526			3,223,575		3,223,575
Conversion of Series B and Series C preferred shares into common shares (Shares)	1,048,907
Net loss			(3,344,765)		(3,344,765)	(330,402)	(3,675,167)
Foreign currency translation adjustments				19,061	19,061	2,330	21,391
Balance at Mar. 31, 2013	$ 14,820	$ 65,962,090	$ (62,186,429)	$ 623,693	$ 4,414,174	$ (275,026)	$ 4,139,148
Balance (Shares) at Mar. 31, 2013	14,819,691